Regulatory Requirement - Additional Information (Detail) - HKD ($)	Jan. 01, 2022	Dec. 31, 2021
AMTD Risk Solutions Group Limited [Member]
Regulatory Requirement [Line Items]
Paid-up Share Capital and Net Assets	$ 300	$ 100